Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	BAIRD FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001282693
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2019
Prospectus Date	rr_ProspectusDate	Nov. 14, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Baird Strategic Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Strategic Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Baird Strategic Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund only recently commenced operations, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
The Fund invests in a broadly diversified portfolio of municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds, and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 30% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default. The Fund may also invest in U.S. Treasury futures contracts for duration and yield curve management or to manage market and interest rate risk.
The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds but which produce income that is taxable for federal income tax purposes.
The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays 1-10 Year Municipal Blend Index. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between three months and six years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest.
Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
When-Issued, Delayed Delivery and Forward Commitments Risks
When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
U.S. Treasury Futures Contracts Risk
A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year. The Fund’s primary benchmark index against which it will measure performance will be the Bloomberg Barclays 1-10 Year Municipal Blend Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No historical performance is available for the Fund because it only recently commenced operations.
Baird Strategic Municipal Bond Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSNSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 176
Baird Strategic Municipal Bond Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSNIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 97
Baird Municipal Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Baird Municipal Bond Fund (the “Fund”) is to seek a high level of current income that is exempt from federal income tax and is consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund only recently commenced operations, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets in municipal bonds and debentures, the income from which is exempt from federal income tax (including the federal alternative minimum tax (AMT)). These municipal obligations may include debt obligations of states, territories, and possessions of the U.S., as well as political subdivisions, agencies and financing authorities thereof that provide income exempt from federal income tax (including the federal AMT).
The Fund invests in a broadly diversified portfolio of federally tax-exempt municipal obligations issued by governmental authorities throughout the U.S. and its territories. The Fund may invest in all types of municipal obligations, including pre-refunded bonds, general obligation bonds, revenue bonds, and municipal lease participations. The Fund may also invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. Municipal obligations in which the Fund invests may include fixed, variable or floating rate instruments. The Fund may purchase municipal obligations on a when-issued or delayed delivery basis or enter into forward commitments to purchase municipal obligations.
The Fund invests principally in investment grade municipal obligations, rated at the time of purchase by at least one major rating agency, but may invest up to 15% of its net assets in non-investment grade municipal obligations (sometimes referred to as “high yield” or “junk” bonds). The Fund may also invest in unrated municipal obligations that are determined by Robert W. Baird & Co. Incorporated (the “Advisor”) to be comparable in quality to the rated obligations. After purchase, a municipal obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. In such cases, the Advisor will consider whether to continue to hold the municipal obligation. The Fund may hold municipal obligations with a “D” or similar credit rating indicating at least a partial payment default.
The Fund may invest up to 20% of its net assets in U.S. government and corporate bonds and other debt securities that are of the same quality as its investments in municipal bonds but which produce income that is taxable for federal income tax purposes.
The Advisor attempts to keep the duration of the Fund’s portfolio substantially equal to that of its benchmark, the Bloomberg Barclays Municipal Bond Index. While obligations of any maturity may be purchased, under normal circumstances, the Fund’s dollar-weighted average effective maturity is generally expected to be between five years and twelve years. Effective maturity takes into account the possibility that a bond may have prepayments or may be called by the issuer before its stated maturity date.
The Advisor considers many market factors when selecting investments for the Fund. Among the factors considered are the nominal level and trend in interest rates, the slope of the municipal yield curve, income tax rates, market sector valuations, credit trends, supply and demand flows, regional economic strength, as well as legal and regulatory trends.
The Advisor generally will sell a debt obligation when on a relative basis and in the Advisor’s opinion, it will no longer help the Fund attain its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Management Risks
The Advisor may err in its choices of debt obligations or portfolio mixes. Such errors could result in a negative return and a loss to you.
Bond Market Risks
A bond’s market value may be affected significantly by changes in interest rates – generally, when interest rates rise, the bond’s market value declines and when interest rates decline, its market value rises (“interest-rate risk”). Generally, a bond with a longer maturity will entail greater interest rate risk but have a higher yield. Conversely, a bond with a shorter maturity will entail less interest rate risk but have a lower yield (“maturity risk”). A bond’s value may also be affected by changes in its credit quality rating or the issuer’s financial condition (“credit-quality risk”). Bonds are also generally subject to credit risk that an issuer will not make timely payments of principal and interest.
Call Risks
If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.
Credit Quality Risks
Individual issues of municipal obligations may be subject to the credit risk of the municipality, borrower or issuer (“obligor”). Therefore, the obligor may experience unanticipated financial problems and may be unable to meet its payment obligations. Municipal obligations held by the Fund may be adversely affected by political and economic conditions and developments (for example, legislation reducing state aid to local governments). Debt obligations receiving the lowest investment grade rating may have speculative characteristics and, compared to higher grade debt obligations, may have a weakened capacity to make principal and interest payments due to changes in economic conditions or other adverse circumstances. Ratings are essentially opinions of the credit quality of an issuer and may prove to be inaccurate.
Non-Investment Grade Quality Risks
Non-investment grade debt obligations (sometimes referred to as “high yield” or “junk” bonds) involve greater risk than investment-grade debt obligations, including the possibility of default or bankruptcy. They tend to be more sensitive to economic conditions than higher-rated debt obligations and, as a result, are generally more sensitive to credit risk than debt obligations in the higher-rated categories.
Municipal Obligations Risks
Municipal obligations are subject to risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings, and other factors. The value of municipal obligations may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal obligations depends on the ability of the issuer or project backing such obligations to generate taxes or revenues. There is a risk that interest may be taxable on a municipal obligation that is otherwise expected to produce tax-exempt interest.
Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or type of projects may have a disproportionate impact on the Fund.
The repayment of principal and interest on some of the municipal obligations in which the Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal obligations in which the Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.
Municipal Housing Bonds Risks
Municipal housing bonds are bonds issued by state and municipal authorities established to purchase single family and other residential mortgages from commercial banks and other lending institutions. Certain factors and adverse economic developments may affect the mortgagor’s ability to maintain payments under the underlying mortgages. Mortgages may also be partially or completely prepaid prior to their final stated maturities.
Municipal Lease Obligations Risks
Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.
Zero Coupon Bonds Risks
Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.
When-Issued, Delayed Delivery and Forward Commitments Risks
When-issued, delayed delivery and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a debt obligation) may be less favorable than the price or yield (and therefore the value of a debt obligation) available in the market when the debt obligations delivery takes place. Failure of the other party to consummate the trade may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Tax Risks
Municipal obligations may decrease in value during times when federal income tax rates are falling. The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.
Liquidity Risks
Certain debt obligations may be difficult or impossible to sell at the time and price that the Advisor would like to sell. The Advisor may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.
Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. The prices of certain debt obligations provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Sector Risks
From time to time, based on market or economic conditions, the Fund may have significant positions in specific sectors of the market. Potential negative market or economic developments affecting one or more of these sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
Cybersecurity Risk
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year. The Fund’s primary benchmark index against which it will measure performance will be the Bloomberg Barclays Municipal Bond Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No historical performance is available for the Fund because it only recently commenced operations.
Baird Municipal Bond Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMQSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 176
Baird Municipal Bond Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMQIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.05%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 97

[1]	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year.
[2]	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year.